Capital Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Capital Leases
Schedule of gross amount of property and equipment and related accumulated amortization recorded under capital leases

. At December 31, 2014 and June 30, 2015, the gross amount of property and equipment and related accumulated amortization attributable to capital leases were as follows (in thousands):

	December 31,	June 30,
	2014	2015
Pumping equipment	$1,625	$1,625
Less accumulated amortization	(100)	(144)
Total	$1,525	$1,481

	December 31,
	2013	2014
Pumping equipment	$1,625	$1,625
Less accumulated amortization	(17)	(100)
Total	$1,608	$1,525